Alger Capital Appreciation Portfolio (Supplement) | Alger Capital Appreciation Portfolio
Alger Capital Appreciation Portfolio
THE ALGER PORTFOLIOS Alger Capital Appreciation Portfolio Class S Supplement Dated January 1, 2012 to the Prospectus Dated May 1, 2011 As supplemented to date
The following is added to page 3, as the sixth sentence under the heading "Performance."

Prior to January 1, 2012, the Fund compared its performance to the Russell 3000 Growth Index. The Fund will compare its performance to the Russell 1000 Growth Index to better reflect the aggregate capitalization range of the securities in the Fund's portfolio.